Segmented information	12 Months Ended
Dec. 31, 2018
Segmented Information [Abstract]
Segmented information
17.	Segmented information

The Company operates in two reportable business segments in Canada.

The two reportable business segments offer different products, require different production processes, and are based on how the financial information is produced internally for the purposes of making operating decisions. The following summary describes the operations of each of the Company’s reportable business segments:

•	Electric Vehicles – development and manufacture of electric vehicles for mass markets, and
•	Custom build vehicles – development and manufacture of high-end custom-built vehicles.

Sales between segments are accounted for at prices that approximate fair value. No business segments have been aggregated to form the above reportable business segments.

	Year ended Dec 31, 2018		Year ended December 31, 2017
	Electric Vehicles	Custom Built Vehicles	Electric Vehicles	Custom Built Vehicles
Revenue	$-	$777,302	$-	$109,173
Gross profit	-	202,130	-	45,223
Operating expenses	16,604,687	455,848	9,473,794	60,585
Other items	(6,841,211)	22,618	536,414	1,340,802
Income tax	-	(1,667)	-	-
Net and comprehensive loss	9,763,476	274,669	10,010,208	1,356,164

Inventory	$189,182	$231,555	-	$232,903
Plant and equipment	5,299,857	23,909	$1,370,350	23,333